Derivative Warrant Liabilities - Schedule of Changes in the Derivative Warrant Liability (Details) - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2026	Oct. 31, 2025
Schedule of Changes in the Derivative Warrant Liability [Line Items]
Beginning balance	$ 2,369,195	$ 3,519,702
Exercise of warrants	(246,637)	(21,921)
Change in fair value of warrants	(365,926)	(1,128,586)
Ending balance	$ 1,756,632	$ 2,369,195